INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision:
Federal									$ 258	$ 535
State									55	134
Total current tax provision									313	669
Deferred tax provision (benefit):
Federal									190	(69)
State									56	(17)
Total deferred tax provision (benefit)									246	(86)
Total tax provision	264	148	67	80	257	167	(39)	198	559	583
Difference between statutory federal income tax rate and effective tax rates
Statutory rate (as a percent)									34.00%	34.00%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit (as a percent)									4.90%	4.80%
Bank-owned life insurance (as a percent)									(2.30%)	(2.10%)
Stock compensation plans (as a percent)									0.30%	(0.30%)
Other, net (as a percent)									0.20%	0.10%
Effective tax rates (as a percent)									37.10%	36.50%
Deferred tax assets:
Total deferred tax assets	1,310				1,232				1,310	1,232
Deferred tax liabilities:
Total deferred tax liabilities	(1,029)				(678)				(1,029)	(678)
Net deferred tax asset	281				554				281	554	477
Federal
Deferred tax assets:
Total deferred tax assets	1,015				954				1,015	954
Deferred tax liabilities:
Total deferred tax liabilities	(826)				(549)				(826)	(549)
State
Deferred tax assets:
Total deferred tax assets	295				278				295	278
Deferred tax liabilities:
Total deferred tax liabilities	$ (203)				$ (129)				$ (203)	$ (129)